Other Current Assets	6 Months Ended
Jun. 30, 2021
Other Current Assets [Member]
Other current assets

6. Other current assets

As of June 30, 2021 and December 31, 2020, Other current assets consists of the following (in thousands):

	June 30, 2021	December 31, 2020
Prepaid rent	$4,594	$3,511
Deferred transaction costs	4,630	—
Other	484	280
	$9,708	$3,791